Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative assets (note 11)	$ 1,622	$ 668
Current portion of derivative liabilities	0	(122)
Realized and unrealized gain (loss) on derivative instruments (note 11)	5,179	564	$ (2,220)
Current portion of derivative assets (note 11)	2,087	0
Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	2,016	(868)	(761)
Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	3,163	1,432	(1,459)
Interest rate swap agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	532	(296)	481
Interest rate swap agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	3,159	1,436	(1,545)
Forward freight agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	1,484	(572)	(1,242)
Forward freight agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Realized and unrealized gain (loss) on derivative instruments (note 11)	4	(4)	$ 86
Reported Value Measurement
Derivative [Line Items]
Derivative assets (note 11)	1,622	668
Current portion of derivative liabilities	0	(122)
Current portion of derivative assets (note 11)	2,087
Reported Value Measurement | Interest rate swap agreements
Derivative [Line Items]
Derivative assets (note 11)	1,622	668
Current portion of derivative liabilities	0	(118)
Current portion of derivative assets (note 11)	$ 2,087
Reported Value Measurement | Forward freight agreements
Derivative [Line Items]
Current portion of derivative liabilities		$ (4)